Note 25 Net defined benefit liability asset on the consolidated balance sheet (Details) - EUR (€) € in Millions		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined benefit liabilities or assets on the consolidated balance sheet [Line Items]
Pension commitments		€ 4,040	€ 3,759	€ 3,849
Early retirement commitments		173	271	412
Medical benefits commitments		1,702	1,269	1,728
Other long term employee benefits	[1]	332	384	435
Pension plan assets		1,903	1,584	1,675
Medical benefit plan assets		1,747	1,367	1,744
Plan assets, at fair value	[2]	3,650	2,951	3,419
Total net defined benefit liability assets		2,599	2,732	3,006
Of which net defined net assets on the consolidated balance sheet	[3]	0	0	0
Provisions for employee benefits	[4]	2,267	2,348	2,571
Other long term employees benefits		€ 332	€ 384	€ 435

[1]	(1) It includes commitments undertaken under the collective layoff procedure that was carried out at Banco Bilbao Vizcaya Argentaria, S.A. in 2021.
[2]
(1) In Turkey, the foundation responsible for managing the benefit commitments holds an additional asset of €237 million as of December 31, 2025 which, in accordance with IFRS regarding the asset ceiling, has not been recognized in the Consolidated Financial Statements, because although it could be used to reduce future pension contributions it could not be immediately refunded to the employer. As of December 31, 2024 and 2023, this amount amounted to €123 million and €153 million, respectively.

[3]	(2) Recorded under the heading “Other Assets - Other” of the consolidated balance sheet (see Note 20).
[4]	(3) Recorded under the heading “Provisions - Provisions for pensions and similar obligations” of the consolidated balance sheet.